Financial risk management - Effects of Hedge Accounting on Financial Position and Performance for Each Type of Hedge (Details)	12 Months Ended
	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 GBP (£)
Foreign currency and interest rate risk | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(3,362,000,000)	(2,755,000,000)
Balance of fair value hedge adjustments in borrowings, Continuing hedges	£ 437,000,000	£ 121,000,000
Balance of fair value hedge adjustments in borrowings, Discontinued hedges	(55,000,000)	(85,000,000)
Change in value used for calculating ineffectiveness, Hedged item	340,000,000	153,000,000
Change in value used for calculating ineffectiveness, Hedging instrument	(301,000,000)	(127,000,000)
Hedge ineffectiveness	£ 39,000,000	£ 26,000,000
Foreign currency and interest rate risk | Fair value hedges | Impacted by Interest Rate Benchmark Reform amendments
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(2,556,000,000)	(2,679,000,000)
Nominal amount of hedging instruments in hedging relationships to which amendments for interest rate benchmark reform are applied	£ 806,000,000
Foreign currency and interest rate risk | Fair value hedges | Borrowings
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	2,966,000,000	£ 2,714,000,000
Foreign currency and interest rate risk | Fair value hedges | Borrowings | Current liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	0	0
Foreign currency and interest rate risk | Fair value hedges | Borrowings | Non-current liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedged borrowings	£ 2,966,000,000	£ 2,714,000,000
Foreign currency and interest rate risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(6,287,000,000)	(4,884,000,000)
Balance in cash flow hedge reserve, Continuing hedges	£ (48,000,000)	£ (11,000,000)
Balance in cash flow hedge reserve, Discontinued hedges	0	(6,000,000)
Change in value used for calculating ineffectiveness, Hedged item	74,000,000	(16,000,000)
Change in value used for calculating ineffectiveness, Hedging instrument	(74,000,000)	16,000,000
Hedge ineffectiveness	£ 0	£ 0
Foreign currency and interest rate risk | Cash flow hedges | Impacted by Interest Rate Benchmark Reform amendments
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(100,000,000)	(176,000,000)
Currency risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(835,000,000)	(988,000,000)
Balance in cash flow hedge reserve, Continuing hedges	£ (40,000,000)	£ (31,000,000)
Balance in cash flow hedge reserve, Discontinued hedges	1,000,000	3,000,000
Change in value used for calculating ineffectiveness, Hedged item	18,000,000	17,000,000
Change in value used for calculating ineffectiveness, Hedging instrument	(18,000,000)	(17,000,000)
Hedge ineffectiveness	£ 0	£ 0
Currency risk | Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	(3,489,000,000)	(2,786,000,000)
Balance in translation reserve, Continuing hedges	£ (125,000,000)	£ 183,000,000
Balance in translation reserve, Discontinued hedges	(2,643,000,000)	(2,826,000,000)
Change in value used for calculating ineffectiveness, Hedged item	125,000,000	(183,000,000)
Change in value used for calculating ineffectiveness, Hedging instrument	(125,000,000)	183,000,000
Hedge ineffectiveness	£ 0	£ 0
Currency risk | Net investment hedges | Impacted by Interest Rate Benchmark Reform amendments
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument notional	0	0